Redeemable non-controlling interest (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Temporary Equity Disclosure [Abstract]
Balance, beginning of period
Initial fair value of redeemable non-controlling interest of acquired businesses	2,655
Comprehensive loss adjustments:
Net loss attributable to redeemable non-controlling interest	(282)
Other comprehensive loss attributable to redeemable non-controlling interest	170
Additional paid-in-capital adjustments:
Adjustment to redemption value	78
Balance, end of period	$ 2,621